Investment Strategy	Sep. 04, 2026
Eventide High Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying securities. Under normal market conditions, the Fund seeks to provide a dividend yield greater than the average dividend yield of the equity securities in the Bloomberg US 1000 Total Return Index, measured on a gross basis. The Fund invests in companies identified by Eventide Asset Management, LLC (the “Adviser”) as having strong fundamentals, creating value for stakeholders (customers, employees, supply chain, community, environment, society and shareholders), and that, in the Adviser’s opinion, represent above-average long-term investment opportunities for dividend income, dividend growth, and stock price capital appreciation. The ethical principles that the Adviser uses within its fundamental research process to screen investments are more fully described below under “Faith-Based Screening.”

The Adviser actively manages the Fund’s portfolio using a long-only investment approach. While the Fund may invest in companies operating in any sector, it generally invests in sectors that the Adviser believes have historically offered attractive dividends and shareholder yields, such as energy, utilities, industrials, technology, infrastructure, and real estate sectors. From time to time, the Adviser may invest a substantial portion of the Fund’s assets in one or more sectors that are not highly correlated with the overall stock market in the Adviser’s judgment.

The Fund invests primarily in U.S. companies but may invest in securities of foreign companies. The Fund’s investments in foreign securities may be made either directly or through American Depository Receipts (“ADRs”), or through direct investment in the securities of foreign issuers listed on U.S. exchanges and denominated in U.S. dollars. Although the Fund will invest primarily in common stocks (including ADRs), the Fund may also invest in real estate investment trusts (“REITs”), exchange-listed preferred securities, and energy infrastructure companies (primarily midstream companies) organized as C corporations. The Fund will invest primarily in mid- and large-capitalization companies, which the Fund collectively defines as those with market capitalizations within the range of the Bloomberg US 1000 Value Total Return Index ($1.3 billion to $2.5 trillion as of June 30, 2026). In normal market conditions, the Adviser expects that the Fund will hold less than 10% of its total assets in cash and cash equivalents such as money market funds.

Stock selection is driven by the Adviser’s fundamental research and faith-based principles. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Adviser utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. This analysis includes financial analysis for determining financial strength and dividend sustainability, qualitative analysis for management assessment, industry positioning, and stakeholder value creation, and valuation analysis to determine risk adjusted return potential with dividends. The portfolio construction process includes attention to diversification and risk management with an overall positioning consistent with specific macro and thematic views of the portfolio manager and investment team. Positions continue to be monitored for consistency with investment case, price targets, and changes in company fundamentals, including faith-based criteria.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

The Fund concentrates its investments in the securities of issuers engaged primarily in energy and/or utilities-related industries. The Fund considers an issuer to be engaged primarily in energy or utilities-related industries if such companies derive more than 50% of their revenue from activities within the energy and utilities sectors, as applicable.

Eventide International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled outside of the United States, (“Non-U.S. Companies”), identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg World ex US Large & Mid Cap Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap-weighted equity benchmark that covers the top 85% of market capitalization of the measured market. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests primarily in the equity securities of Non-U.S. Companies that have an average market capitalization that typically falls within the range of companies included in the Strategy Benchmark. The market capitalization range of companies within the Fund’s Strategy Benchmark is $46.2 million to $1.96 trillion as of June 30, 2026. The equity securities that the Fund may invest in include common stock traded on U.S. and foreign exchanges, American Depository Receipts (“ADRs”), and Global Depository Receipts (“GDRs”). The Fund is not required to allocate its investments in set percentages in particular countries; however, the Fund expects to be invested in companies from at least three different countries outside the U.S., including emerging market countries, at any given time. The Fund may increase or decrease exposures to countries, or concentrate in certain sectors, to the extent necessary to reduce active risk compared with its Strategy Benchmark. The Fund may not invest more than 25% of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 50 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

●	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

●	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

●	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

●	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

●	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of United States (“U.S.”) large-capitalization companies that exhibit growth style characteristics, and are identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg U.S. 1000 Growth Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap weighted benchmark comprised of companies within the Bloomberg U.S. 1000 Index with the highest growth factor scores based on their earnings yield, valuation, dividend yield, and growth. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large cap companies and companies that exhibit growth style characteristics. The Fund considers large cap companies to be companies with a market capitalization of $20 billion or greater. The Fund invests in securities the Adviser believes exhibit growth style characteristics based on long-term projected earnings growth while also taking into account growth characteristics such as a company’s historical growth of earnings, earnings yield, sales, cash flow, market value and book value. Projected earnings growth is based on an average of available third-party analysts’ estimates for three- to five-year earnings per share (“EPS”) growth. The equity securities that the Fund may invest in include common stock and real estate investment trusts (“REITs”). The Fund may not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 75 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of United States (“U.S.”) large-capitalization companies that exhibit value style characteristics, and are identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg U.S. 1000 Value Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap weighted benchmark comprised of companies within the Bloomberg U.S. 1000 Index with the highest value factor scores based on their earnings yield, valuation, dividend yield, and growth. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large cap companies and companies that exhibit value style characteristics. The Fund considers large cap companies to be companies with a market capitalization of $20 billion or greater. The Fund invests in securities the Adviser believes exhibit value style characteristics based on price to projected earnings and earnings yield, while also taking into account market value, price-to-book, price-to-sales, price-to-cash flow, and dividend yield. The equity securities that the Fund may invest in include common stock and real estate investment trusts (“REITs”). The Fund may not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 75 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.
■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities of United States (“U.S.”) small-capitalization companies, identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while generating performance that is similar to the performance of the Bloomberg U.S. 2000 Total Return Index (the “Strategy Benchmark”) before Fund fees and expenses. The Strategy Benchmark is a float market-cap-weighted benchmark comprised of the lower 2,000 companies, rated by market capitalization, of the Bloomberg U.S. 3000 Index. The Fund is not an index fund and the Adviser is not required to purchase any specific securities or amount of securities included in the Fund’s Strategy Benchmark.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of small cap companies, which the Fund considers to be companies with a market capitalization of less than $20 billion. The equity securities that the Fund may invest in include common stock and real estate investment trusts (“REITs”). The Fund may not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund may concentrate 25% to 35% of its total assets in a particular industry or group of industries to the extent that such industry or group of industries represents 20% or more of the Fund’s Strategy Benchmark.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 100 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.
■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to generate performance that is similar to the performance of the Strategy Benchmark before Fund fees and expenses, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide US Market ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in a portfolio of equity securities of United States (“U.S.”) companies, identified by Eventide Asset Management, LLC, the Fund’s investment adviser (the “Adviser” ), as creating value for stakeholders (customers, employees, supply chain, community, environment, and society) using the Adviser’s value-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser actively manages the Fund using a long-only investment approach, and seeks to achieve its objective while reasonably limiting tracking error to the Bloomberg U.S. 3000 Total Return Index (the “Strategy Benchmark”).

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies domiciled in the United States. The Fund’s investment in securities of issuers that are not domiciled in the United States, such as American Depository Receipts (“ADRs”) and the ordinary stock of foreign issuers, is limited to a maximum of 20% of its net assets (plus the amount of any borrowings for investment purposes). The equity securities that the Fund may invest in include common stock, Real Estate Investment Trusts (“REITs”), ADRs, and the ordinary stock of foreign issuers, including those listed on U.S. stock exchanges and denominated in U.S. dollars. The Fund may invest in companies of any market capitalization but will typically invest in companies with market capitalizations that fall within the range of companies included in the Strategy Benchmark. The market capitalization range of companies within the Fund’s Strategy Benchmark is $5.5 million to $4.8 trillion as of June 30, 2026.

Stock selection is supported by the Adviser’s fundamental research, including the faith-based screening criteria described below. The Adviser effects portfolio changes for the Fund on an ongoing basis as it deems necessary and appropriate, and may consider overall market conditions and trading volumes when making investment decisions. The Fund will seek to maintain at least 100 issuers in its portfolio in normal market conditions. The Adviser monitors the portfolio and uses research and quantitative modeling and risk tools to reasonably adjust the active weight of portfolio securities in order to improve the Fund’s ability to meet its investment objective and reduce active risk compared with its Strategy Benchmark. While actively managing the portfolio, the Adviser will utilize quantitative tools as an input to the management of position sizes on a forward-looking basis, including to help mitigate the impact of individual sectors, industries, and stylistic factors (e.g., quantitative factors such as growth, momentum, quality and value) on active risk and the Fund’s ability to perform in a manner that is similar to the performance of the Strategy Benchmark before Fund fees and expenses.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening processes in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.
■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or serve the Fund’s principal investment strategy to track the Strategy Benchmark, or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through its exposure to:

●	corporate bonds, U.S. treasury securities and corporate bond exchange traded funds (“ETFs”) (the “Bond Component”);

●	gold futures contracts (the “Gold Component”); and

●	commodity futures contracts and put options on commodity futures contracts that provide long and short economic exposure to energy and precious metals (including gold) commodities (the “Commodity Basket Component”).

The Fund seeks to gain exposure to gold and other commodity futures contracts, and put options on gold and other commodity futures contracts, by investing directly or indirectly through total return swaps. Such investments will be made indirectly through the Fund’s Subsidiary (as described below). The Subsidiary will also hold cash and cash equivalents, such as U.S. Treasury securities, as collateral for the Fund’s futures, put options, and total return swap investments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to gold. For purposes of this policy, “gold” includes gold futures contracts, total return swaps on gold futures contracts, and other derivatives that provide exposure to the price of gold. For purposes of determining compliance with this 80% investment policy, the Fund will value derivatives using their notional amounts, with certain adjustments, rather than market value.

Bond Component

The Bond Component of the Fund’s portfolio seeks returns to generate income by investing in U.S. dollar-denominated, domestic and foreign corporate bonds, U.S. Treasury securities, and/or corporate bond ETFs. Corporate bonds that the Bond Component may hold include “Rule 144A” securities, which are subject to resale restrictions. The corporate bonds selected for investment by the Fund have remaining time to maturity of at least 18 months, and are rated no lower than investment grade (at least BBB- / Baa3) by S&P Global Ratings, or the equivalent by another nationally recognized statistical rating organization at the time of investment. The Fund will sell any bonds in its portfolio that have been downgraded to below investment grade. The Fund may invest in U.S. Treasury securities without restriction as to time to maturity. The Advisor uses quantitative and qualitative screening processes to select bonds for investment by the Fund.

The Advisor’s quantitative screen focuses on credit metrics, including total leverage ratio (total debt/earnings before interest, taxes, depreciation and amortization (“EBITDA”)), EBITDA interest coverage ratio (EBITDA/interest expense), and cash ratio (cash and equivalents/current liabilities). The Advisor’s qualitative review involves an analysis of company fundamentals, including business model, competitive advantages, cyclicality of the underlying industry, and addressable market opportunity. The Advisor generally sells bonds if it believes the bonds no longer offer favorable risk-adjusted return potential.

The corporate bond ETFs that the Fund may invest in are designed to provide broad exposure to U.S. dollar-denominated investment grade corporate bonds issued by domestic and foreign corporate issuers. The ETFs selected for investment by the Fund have an average duration of at least 18 months, and have investment mandates that focus on U.S. dollar-denominated investment grade corporate bonds that are rated no lower than investment grade (at least BBB- / Baa3) by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization.

Gold Component

The Gold Component seeks capital appreciation. The Component seeks to track the performance of the near month gold futures contracts listed on the Chicago Mercantile Exchange. A near month gold futures contract is the futures contract that is closest to expiration. As the futures contracts approach their expiration dates, they are replaced by distant month gold futures contracts that are similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund achieves exposure to the near month gold futures contracts by investing directly in gold futures contracts or indirectly through investment in over-the-counter total return swaps. The process of rolling futures contracts may subject the Fund to additional costs based on the difference in price of expiring and next-month futures contracts. To the extent that the Fund obtains exposure to gold futures contracts through a total return swap, it does not roll futures contracts or incur roll costs directly. The return of the underlying gold futures contracts delivered through the swap reflects these price differences, which may affect the Fund’s performance.

Commodity Basket Component

The Commodity Basket Component seeks the returns generated from the purchase and sale of futures contracts and the sale of put options on energy and precious metals (including gold) commodity futures contracts by investing directly in such commodity futures contracts or indirectly through total return swaps to gain exposure to such positions. While the Commodity Basket Component may invest without restriction in futures contracts and put options on energy and precious metals commodity futures, the Advisor expects that the Commodity Basket Component will predominantly write put options on gold futures contracts. The objectives of the Commodity Basket Component are to: (i) obtain exposure to the futures contracts of the commodities that the Advisor believes are undervalued, and to sell-short, or obtain exposure to, the futures contracts of the commodities that the Advisor believes are overvalued; and (ii) generate additional returns by collecting option premiums through the sale of put options on commodity futures contracts. The put writing strategy performs well when commodity futures contract prices remain stable or increase, but incurs losses when commodity futures contract prices decline below the put option strike price.

It is expected that the Fund will have approximately 100% market value exposure to the Bond Component, 100% notional exposure to the Gold Component and between 10% and 100% notional exposure to the Commodity Basket Component. For example, if the Fund has $100 in assets, then the Fund expects to achieve $100 of market value exposure to the Bond Component (akin to having $100 gross and net exposure to fixed income securities), $100 of notional exposure to the Gold Component (akin to having $100 gross and net exposure to gold), and $10 to $100 of notional exposure to the Commodity Basket Component (akin to having up to $100 of gross and net exposure to a Fund which invests in a commodities strategy). Futures contracts and over-the-counter total return swaps do not require up-front payments equal to the notional exposure represented by such instruments, which enables the Fund to obtain approximately 100% notional exposure to the Gold Component and up to 100% notional exposure to the Commodity Basket Component. The amount of exposure to the Commodity Basket Component is determined at the Adviser’s discretion based on conditions in the energy and precious metals markets. Because the Fund will achieve such notional exposure to each of the Gold Component and the Commodity Basket Component through leverage, the Fund could sustain significant losses.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary – The Advisor executes a portion of the Fund’s strategy by investing up to 25% of the Fund’s total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in futures contracts, put options on futures contracts, and over-the-counter total return swaps. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Subsidiary is SSGBI Fund Limited, a Cayman Islands company. The Subsidiary is advised by the Advisor.

Distribution Policy – In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a specific target rate to be determined at the discretion of management. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies –Distribution Policy and Goals” section in the Fund’s Prospectus.

MONOPOLY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in the common stock of companies that demonstrate “Monopolistic Attributes.” Such companies may possess Monopolistic Attributes either: (1) individually, by dominating a market with limited to no competition for its products or services from other companies (a monopoly); or (2) collectively, by dominating a market with one or more other companies that sell similar products or services with limited to no competition from others (an oligopoly). Such characteristics typically allow these companies to earn substantial economic rents (i.e., charge higher prices or incur lower costs than competitors), maintain robust pricing power, and sustain strong revenue and earnings growth over time.

Under normal market conditions, the Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion and that are traded on U.S. exchanges, including American depository receipts (“ADRs”). The Fund’s portfolio is predominantly market cap weighted, meaning investments in the Fund are allocated based on the size of the companies. However, the Fund’s investment sub-advisor, Rareview Capital LLC (the “Sub-Advisor”), uses its discretion to determine final portfolio weightings.

Companies are selected for investment by the Sub-Advisor based on qualitative analysis of the Monopolistic Attributes of a company, as well as quantitative analysis of various financial performance metrics, such as revenue growth, profit margin, return on investment, return on equity, debt-to-equity ratio and earnings per share. Monopolistic Attributes of a company include, but are not limited to: (i) brand dominance; (ii) regulatory exclusivity (i.e., when a company gets special protection from the government that prevents other companies from competing with it for a certain period of time); (iii) industry concentration (i.e., possession of a substantial share of the market); (iv) historical antitrust reviews (i.e., previous government accusations of antitrust law violations); (v) monopolistic or oligopolistic economic rents; (vi) high barriers of market entry; (vii) pricing power (i.e., a company’s ability to increase prices without losing customers); (viii) vertically integrated and control of the supply chain (i.e., the company owns or directly manages all the steps needed to make and sell its product); (ix) benefits from network effects (i.e., a product or service that becomes more valuable as more people use it); and (x) protected intellectual property or patents. To be considered for investment by the Fund, companies must possess one or more of these attributes. The Sub-Advisor has broad discretion to invest in companies that it believes possess one or more of these Monopolistic Attributes and exhibit strong financial performance metrics, and will sell companies that it believes no longer possess or exhibit these Monopolistic Attributes and/or attractive financial performance metrics. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies that demonstrate Monopolistic Attributes.

The Fund expects to typically hold approximately 75 to 125 companies. The Fund may have significant exposures to specific sectors, such as information technology. The Fund will not invest in federal or state regulated utilities that have price controls.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.